Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value		$ 1.3
Contingent Liabilities		13.6
Contractual commitments for construction project		31.6
Entering into significant commitments or contingent liabilities [member]
Commitments And Contingencies [Line Items]
Payments For Legal Settlements	$ 1.3
Origin House [Member]
Commitments And Contingencies [Line Items]
Contingent consideration liability		$ 0.1